Allianz Life Insurance Company of North America
John P. Hite
Senior Counsel, Associate General Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-7494
john.hite@allianzlife.com
www.allianzlife.com

December 16, 2025
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC  20549-4644

Re:  Allianz Life Variable Account B and Allianz Life Insurance Company of North America
        Registration Statement Nos. 333-288841, 333-288840 and 811-05618
        Index Advantage+ Select Income

Dear Sir/Madam:
Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the most recent post-effective amendment, which amendment has been filed electronically.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-7494.
Sincerely,
Allianz Life Insurance Company of North America

By:   /s/ John P. Hite
   ___________________________________________________________________________________________
      John P. Hite, Senior Counsel, Associate General Counsel